Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,570	$ 6,299	$ 5,429
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	2,186	2,238	2,275
Depreciation and amortization of premises and equipment	377	370	382
Amortization of intangibles	498	569	636
(Gain) loss on sale of loans held for sale	(257)	(184)	7
(Gain) loss on sale of securities and other assets	1	123	119
Loans originated for sale, net of repayments	(22,116)	(24,225)	(26,936)
Proceeds from sales of loans held for sale	22,019	24,008	26,686
Other, net	(2,308)	2,152	(205)
Net cash provided by operating activities	7,970	11,350	8,393
Investing Activities
Proceeds from sales of available-for-sale investment securities	7,118	13,125	11,209
Proceeds from maturities of held-to-maturity investment securities	6,940	6,161	6,164
Proceeds from maturities of available-for-sale investment securities	6,981	6,006	6,314
Purchases of held-to-maturity investment securities	(3,956)	(246)	(932)
Purchases of available-for-sale investment securities	(15,858)	(35,886)	(8,342)
Net (increase) decrease in loans outstanding	(18,043)	(7,278)	3,829
Proceeds from sales of loans	6,797	645	5,707
Purchases of loans	(1,532)	(1,264)	(1,106)
Net increase in securities purchased under agreements to resell	(5,988)	(3,859)	(2,404)
Net cash paid for acquisitions	(36)	(103)	(330)
Other, net	(2,961)	(1,835)	(1,184)
Net cash (used in) provided by investing activities	(20,538)	(24,534)	18,925
Financing Activities
Net increase (decrease) in deposits	3,330	6,251	(12,567)
Net increase (decrease) in short-term borrowings	1,644	239	(16,508)
Proceeds from issuance of long-term debt	10,360	12,017	15,583
Principal payments or redemption of long-term debt	(9,052)	(6,042)	(4,084)
Proceeds from issuance of common stock	45	32	951
Repurchase of common stock	(489)	(173)	(62)
Cash dividends paid on preferred stock	(334)	(356)	(341)
Cash dividends paid on common stock	(3,168)	(3,092)	(2,970)
Other, net	(86)	(55)	0
Net cash provided by (used in) financing activities	2,250	8,821	(19,998)
Effect of exchange rate changes on cash and due from banks	706	(327)	330
Change in cash and due from banks	(9,612)	(4,690)	7,650
Cash and due from banks at beginning of period	56,502	61,192	53,542
Cash and due from banks at end of period	46,890	56,502	61,192
Supplemental Cash Flow Disclosures
Cash paid for income taxes	544	499	645
Cash paid for interest	14,388	15,382	12,282
Net noncash transfers to foreclosed property	27	24	26
Acquisitions
Assets acquired (sold)	43	106	(83)
Liabilities (assumed) sold	(7)	(3)	413
Net	$ 36	$ 103	$ 330